Segmented Information	12 Months Ended
Dec. 31, 2022
Segmented Information
Segmented Information
25.	Segmented Information

The company is a holding company which, through its subsidiaries, is primarily engaged in property and casualty insurance and reinsurance and the associated investment management.

On April 1, 2022 the company revised its property and casualty insurance and reinsurance reporting segments to those described below and believes the revised reporting segments provide better insight into the company’s evaluation of operating performance, insurance risk exposure and strategic opportunities for these operating companies. The operating companies comprising each new reporting segment are similar in insurance risks underwritten, distribution methods used, and customer type and geographic areas served. Comparative periods have been revised to align with the new property and casualty insurance and reinsurance reporting segments. There were no changes to the company’s other reporting segments. Life insurance and Run-off, which did not change, is comprised of Eurolife and Run-off and represents an aggregation of operating segments which are not included in any other reporting segment. Transactions between reporting segments have not been eliminated from individual segment results as management considers those transactions in assessing the performance of each segment.

Property and Casualty Insurance and Reinsurance

North American Insurers – comprising Northbridge, Crum & Forster and Zenith National, this reporting segment provides a full range of commercial insurance in property, casualty, and specialty risks, principally within the United States and Canada.

Global Insurers and Reinsurers – comprising Allied World, Odyssey Group and Brit, this reporting segment provides diverse insurance and reinsurance coverage to its global customers including specialty insurance, treaty and facultative reinsurance and other risk management solutions.

International Insurers and Reinsurers – comprising a collection of international insurers, this reporting segment provides coverage for diverse insurance and reinsurance risks in local markets, primarily across Asia, Europe (excluding the U.K.) and Latin America. The International Insurers and Reinsurers reporting segment’s business is underwritten by individual companies within Fairfax Asia, Fairfax Latin America and Fairfax Central and Eastern Europe, as well as Group Re, Bryte Insurance, and Eurolife’s property and casualty insurance operations.

Life insurance and Run-off

This reporting segment is comprised of Eurolife’s life insurance operations and U.S. Run-off, which includes TIG Insurance Company.

Non-insurance companies

This reporting segment is comprised as follows:

Restaurants and retail – Comprised principally of Recipe, Golf Town, Sporting Life and Toys “R” Us Canada (deconsolidated on August 19, 2021).

Fairfax India – Comprised of Fairfax India and its subsidiaries, which are principally NCML and Privi (deconsolidated on April 29, 2021).

Thomas Cook India – Comprised of Thomas Cook India and its subsidiary Sterling Resorts.

Other – Comprised primarily of AGT, Dexterra Group, Boat Rocker, Farmers Edge, Grivalia Hospitality (consolidated July 5, 2022), Pethealth (deconsolidated on October 31, 2022) and Mosaic Capital (deconsolidated on August 5, 2021).

On July 5, 2022 the company commenced consolidating Grivalia Hospitality in the Non-insurance companies reporting segment, and on October 31, 2022 the Crum & Forster Pet Insurance Group and Pethealth were deconsolidated from the North American Insurers and Non-insurance companies reporting segments respectively, pursuant to the transactions described in note 23 There were no other significant changes to the identifiable assets and liabilities by operating segment at December 31, 2022 compared to December 31, 2021.

Corporate and Other

Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.

Sources of Earnings by Reporting Segment

Sources of earnings by reporting segment for the years ended December 31 were as follows:

2022

	Property and Casualty Insurance and Reinsurance
					Life
	North	Global	International		insurance	Non-		Eliminations
	American	Insurers and	Insurers and		and	insurance	Corporate	and
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	7,600.9	16,995.6	2,965.2	27,561.7	350.9	—	—	—	27,912.6
Intercompany	49.6	101.0	213.4	364.0	—	—	—	(364.0)	—
	7,650.5	17,096.6	3,178.6	27,925.7	350.9	—	—	(364.0)	27,912.6
Net premiums written	6,457.6	13,506.3	1,963.1	21,927.0	344.7	—	—	—	22,271.7
Net premiums earned
External	6,140.8	12,851.5	1,671.4	20,663.7	342.4	—	—	—	21,006.1
Intercompany	(33.0)	(124.6)	157.6	—	—	—	—	—	—
	6,107.8	12,726.9	1,829.0	20,663.7	342.4	—	—	—	21,006.1
Underwriting expenses(1)	(5,674.8)	(12,067.9)	(1,815.7)	(19,558.4)	(509.7)	—	—	0.5	(20,067.6)
Underwriting profit (loss)	433.0	659.0	13.3	1,105.3	(167.3)	—	—	0.5	938.5
Interest income	249.0	447.8	99.0	795.8	56.4	10.2	11.8	(0.7)	873.5
Dividends	32.0	54.9	16.0	102.9	12.3	24.6	0.6	—	140.4
Investment expenses	(47.0)	(89.4)	(16.2)	(152.6)	(13.1)	(8.2)	(2.8)	124.6	(52.1)
Interest and dividends	234.0	413.3	98.8	746.1	55.6	26.6	9.6	123.9	961.8
Share of profit of associates	239.8	429.3	52.4	721.5	56.4	134.0	102.8	—	1,014.7
Other
Revenue	—	—	—	—	—	5,581.6	—	—	5,581.6
Expenses	—	—	—	—	—	(5,520.9)	—	—	(5,520.9)
	—	—	—	—	—	60.7	—	—	60.7
Operating income (loss)	906.8	1,501.6	164.5	2,572.9	(55.3)	221.3	112.4	124.4	2,975.7
Net gains (losses) on investments	(397.7)	(1,151.1)	(211.1)	(1,759.9)	(306.5)	71.4	261.1	—	(1,733.9)
Gain on sale and consolidation of insurance subsidiaries (note 23)	1,213.2	—	6.5	1,219.7	—	—	—	—	1,219.7
Interest expense	(5.7)	(51.1)	(3.0)	(59.8)	(13.2)	(122.8)	(257.2)	0.2	(452.8)
Corporate overhead and other	(39.8)	(98.9)	(12.1)	(150.8)	(1.4)	—	(19.9)	(124.6)	(296.7)
Pre-tax income (loss)	1,676.8	200.5	(55.2)	1,822.1	(376.4)	169.9	96.4	—	1,712.0
Provision for income taxes									(425.2)
Net earnings									1,286.8

Attributable to:
Shareholders of Fairfax									1,147.2
Non-controlling interests									139.6
									1,286.8
(1)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2022 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
	North	Global	International
	American	Insurers and	Insurers and
	Insurers	Reinsurers	Reinsurers	Total
Loss & LAE - accident year	3,733.4	8,715.7	1,207.3	13,656.4
Commissions	998.3	2,109.5	324.4	3,432.2
Other underwriting expenses	1,020.3	1,263.8	381.9	2,666.0
Underwriting expenses - accident year	5,752.0	12,089.0	1,913.6	19,754.6
Net favourable claims reserve development	(77.2)	(21.1)	(97.9)	(196.2)
Underwriting expenses - calendar year	5,674.8	12,067.9	1,815.7	19,558.4

2021

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-		Eliminations
	American	Insurers and	Insurers and		and	insurance	Corporate	and
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	6,544.6	14,567.6	2,683.8	23,796.0	114.2	—	—	—	23,910.2
Intercompany	34.2	93.8	169.5	297.5	358.1	—	—	(655.6)	—
	6,578.8	14,661.4	2,853.3	24,093.5	472.3	—	—	(655.6)	23,910.2
Net premiums written	5,319.7	10,755.5	1,734.2	17,809.4	468.7	—	—	—	18,278.1
Net premiums earned
External	5,435.3	9,530.6	1,482.4	16,448.3	109.7	—	—	—	16,558.0
Intercompany	(410.5)	(78.8)	131.2	(358.1)	358.1	—	—	—	—
	5,024.8	9,451.8	1,613.6	16,090.2	467.8	—	—	—	16,558.0
Underwriting expenses(2)	(4,637.9)	(9,077.6)	(1,573.5)	(15,289.0)	(776.8)	—	—	0.3	(16,065.5)
Underwriting profit (loss)	386.9	374.2	40.1	801.2	(309.0)	—	—	0.3	492.5
Interest income	154.4	299.6	66.8	520.8	22.2	3.9	28.2	(6.7)	568.4
Dividends	23.9	37.2	11.6	72.7	7.8	28.5	(0.8)	—	108.2
Investment expenses	(43.2)	(100.1)	(8.5)	(151.8)	(10.7)	(127.1)	(2.8)	256.6	(35.8)
Interest and dividends	135.1	236.7	69.9	441.7	19.3	(94.7)	24.6	249.9	640.8
Share of profit of associates	103.6	184.8	35.7	324.1	16.8	22.3	38.8	—	402.0
Other
Revenue	—	—	—	—	—	5,157.5	—	0.5	5,158.0
Expenses	—	—	—	—	—	(5,092.1)	—	5.2	(5,086.9)
	—	—	—	—	—	65.4	—	5.7	71.1
Operating income (loss)	625.6	795.7	145.7	1,567.0	(272.9)	(7.0)	63.4	255.9	1,606.4
Net gains on investments(1)	518.5	604.1	1,521.9	2,644.5	69.7	266.0	464.9	—	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)	—	68.7	64.8	133.5	—	—	130.5	—	264.0
Interest expense	(8.6)	(50.5)	(2.4)	(61.5)	(7.9)	(140.3)	(305.4)	1.2	(513.9)
Corporate overhead and other	(53.7)	(88.0)	(22.3)	(164.0)	(38.4)	—	50.0	(256.6)	(409.0)
Pre-tax income (loss)	1,081.8	1,330.0	1,707.7	4,119.5	(249.5)	118.7	403.4	0.5	4,392.6
Provision for income taxes									(726.0)
Net earnings									3,666.6

Attributable to:
Shareholders of Fairfax									3,401.1
Non-controlling interests									265.5
									3,666.6
(1)	Includes net gains on deconsolidation of non-insurance subsidiaries primarily related to the deconsolidation of Fairfax India’s subsidiary Privi of $94.9 and Toys “R” Us Canada of $85.7 as described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2021 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
	North	Global	International
	American	Insurers and	Insurers and
	Insurers	Reinsurers	Reinsurers	Total
Loss & LAE - accident year	2,900.3	6,551.6	986.6	10,438.5
Commissions	913.6	1,571.0	289.6	2,774.2
Other underwriting expenses	927.7	1,156.4	347.8	2,431.9
Underwriting expenses - accident year	4,741.6	9,279.0	1,624.0	15,644.6
Net favourable claims reserve development	(103.7)	(201.4)	(50.5)	(355.6)
Underwriting expenses - calendar year	4,637.9	9,077.6	1,573.5	15,289.0

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in
	associates		Additions to goodwill		Segment assets		Segment liabilities
	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance
North American Insurers	1,217.7	801.5	—	—	18,664.9	17,418.7	12,890.0	11,551.5
Global Insurers and Reinsurers	2,893.3	2,168.7	—	16.4	51,634.9	46,849.3	39,086.8	34,266.7
International Insurers and Reinsurers	592.0	415.2	—	—	9,547.2	9,616.9	5,631.9	5,700.7
	4,703.0	3,385.4	—	16.4	79,847.0	73,884.9	57,608.7	51,518.9
Life insurance and Run-off	348.1	272.6	0.4	—	6,087.7	6,669.1	5,289.5	5,781.1
Non-insurance companies	1,378.5	1,379.7	151.6	44.3	8,611.4	7,856.4	4,820.6	4,075.1
Corporate and Other and eliminations and adjustments	1,004.3	1,066.3	—	—	(2,421.0)	(1,765.0)	4,070.5	3,955.0
Consolidated	7,433.9	6,104.0	152.0	60.7	92,125.1	86,645.4	71,789.3	65,330.1

Product Line

Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty(1)		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance - net premiums earned
North American Insurers	1,379.3	1,209.6	4,284.3	3,400.2	444.2	415.0	6,107.8	5,024.8
Global Insurers and Reinsurers	4,895.5	3,876.9	6,866.2	4,856.8	965.2	718.1	12,726.9	9,451.8
International Insurers and Reinsurers	919.9	834.9	615.1	544.3	294.0	234.4	1,829.0	1,613.6
	7,194.7	5,921.4	11,765.6	8,801.3	1,703.4	1,367.5	20,663.7	16,090.2
Life insurance and Run-off(1)	—	8.2	0.5	348.8	341.9	110.8	342.4	467.8
Consolidated net premiums earned	7,194.7	5,929.6	11,766.1	9,150.1	2,045.3	1,478.3	21,006.1	16,558.0
Interest and dividends							961.8	640.8
Share of profit of associates							1,014.7	402.0
Net gains (losses) on investments							(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)							1,219.7	264.0
Other revenue							5,581.6	5,158.0
Consolidated income							28,050.0	26,467.9

Distribution of net premiums earned	34.3%	35.8%	56.0%	55.3%	9.7%	8.9%	100.0%	100.0%
(1)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, as described in note 23.

Geographic Region

Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance - net premiums earned
North American Insurers	1,914.1	1,784.9	4,157.5	3,222.1	1.4	1.2	34.8	16.6	6,107.8	5,024.8
Global Insurers and Reinsurers	378.8	293.1	9,337.3	6,671.4	878.1	806.9	2,132.7	1,680.4	12,726.9	9,451.8
International Insurers and Reinsurers	0.6	0.2	122.4	81.8	551.9	438.9	1,154.1	1,092.7	1,829.0	1,613.6
	2,293.5	2,078.2	13,617.2	9,975.3	1,431.4	1,247.0	3,321.6	2,789.7	20,663.7	16,090.2
Life insurance and Run-off(3)	—	—	0.5	358.1	—	—	341.9	109.7	342.4	467.8
Consolidated net premiums earned	2,293.5	2,078.2	13,617.7	10,333.4	1,431.4	1,247.0	3,663.5	2,899.4	21,006.1	16,558.0
Interest and dividends									961.8	640.8
Share of profit of associates									1,014.7	402.0
Net gains (losses) on investments									(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)									1,219.7	264.0
Other revenue									5,581.6	5,158.0
Consolidated income									28,050.0	26,467.9

Distribution of net premiums earned	10.9%	12.6%	64.9%	62.4%	6.8%	7.5%	17.4%	17.5%	100.0%	100.0%
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and South Korea, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.
(3)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, as described in note 23.

Non-insurance companies

Revenue and expenses of the Non-insurance companies reporting segment were comprised as follows for the years ended December 31:

	Restaurants
	and retail		Fairfax India(1)		Thomas Cook India(2)		Other(3)		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Revenue	1,710.3	1,803.8	216.7	228.2	611.0	249.4	3,043.6	2,876.1	5,581.6	5,157.5
Expenses	(1,582.2)	(1,724.8)	(208.1)	(206.9)	(600.8)	(293.4)	(3,129.8)	(2,867.0)	(5,520.9)	(5,092.1)
Pre-tax income (loss) before interest expense and other(4)	128.1	79.0	8.6	21.3	10.2	(44.0)	(86.2)	9.1	60.7	65.4
Interest and dividends	9.9	7.5	21.4	(102.2)	—	(0.1)	(4.7)	0.1	26.6	(94.7)
Share of profit (loss) of associates	(0.1)	—	132.0	20.2	0.3	(0.1)	1.8	2.2	134.0	22.3
Operating income (loss)	137.9	86.5	162.0	(60.7)	10.5	(44.2)	(89.1)	11.4	221.3	(7.0)
(1)	These results differ from those published by Fairfax India primarily due to Fairfax India’s application of investment entity accounting under IFRS.
(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)	Included in Expenses is a non-cash goodwill impairment charge on Farmers Edge of $133.4 recognized in 2022.
(4)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Segmented Balance Sheet

The company’s segmented balance sheets as at December 31, 2022 and 2021 present the assets, liabilities and non-controlling interests of each reporting segment in accordance with the company’s IFRS accounting policies and includes, where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company’s subsidiaries hold equity interests in other Fairfax subsidiaries (“affiliates”) which are carried at cost. In the table below, the company’s three property and casualty insurance and reinsurance reporting segments have been presented in aggregate, and affiliated insurance and reinsurance balances are not shown separately and are eliminated in “Corporate and eliminations”.

	December 31, 2022					December 31, 2021
	Property					Property
	and					and
	casualty	Life				casualty	Life
	insurance and	insurance	Non-	Corporate		insurance and	insurance	Non-	Corporate
	reinsurance	and	insurance	and		reinsurance	and	insurance	and
	companies	Run-off	companies	eliminations(4)	Consolidated	companies	Run-off	companies	eliminations(4)	Consolidated
Assets
Holding company cash and investments	316.6	—	—	1,029.2	1,345.8	604.5	—	—	873.8	1,478.3
Insurance contract receivables	8,310.9	28.2	—	(431.6)	7,907.5	7,215.5	7.8	—	(340.1)	6,883.2
Portfolio investments(1)	49,038.8	4,275.4	2,119.3	(1,110.6)	54,322.9	45,061.8	4,963.9	2,252.8	(581.1)	51,697.4
Deferred premium acquisition costs	2,201.3	7.5	—	(38.5)	2,170.3	1,950.6	3.8	—	(30.3)	1,924.1
Recoverable from reinsurers	14,097.9	517.5	—	(1,499.6)	13,115.8	13,060.3	457.6	—	(1,427.4)	12,090.5
Deferred income tax assets	337.3	25.6	54.5	74.7	492.1	268.2	29.0	66.9	158.3	522.4
Goodwill and intangible assets	3,396.8	7.5	2,284.4	0.3	5,689.0	3,579.5	7.5	2,341.2	—	5,928.2
Due from affiliates	206.3	364.1	—	(570.4)	—	231.3	360.2	—	(591.5)	—
Other assets	1,774.0	832.6	4,153.2	321.9	7,081.7	1,746.0	810.0	3,195.5	369.8	6,121.3
Investments in affiliates(2)	167.1	29.3	—	(196.4)	—	167.2	29.3	—	(196.5)	—
Total assets	79,847.0	6,087.7	8,611.4	(2,421.0)	92,125.1	73,884.9	6,669.1	7,856.4	(1,765.0)	86,645.4

Liabilities
Accounts payable and accrued liabilities	2,304.9	263.1	2,430.7	216.5	5,215.2	2,149.9	233.4	2,077.4	524.7	4,985.4
Derivative obligations	113.5	—	58.2	19.3	191.0	72.5	—	47.9	32.5	152.9
Due to affiliates	16.5	0.4	82.4	(99.3)	—	28.8	0.2	135.1	(164.1)	—
Deferred income tax liabilities	225.0	18.5	252.4	0.8	496.7	322.2	72.9	198.5	5.2	598.8
Insurance contract payables	4,839.7	688.4	—	(466.2)	5,061.9	4,208.6	652.0	—	(367.1)	4,493.5
Provision for losses and loss adjustment expenses(3)	37,531.7	4,300.9	—	(1,343.0)	40,489.6	33,381.4	4,806.1	—	(1,295.2)	36,892.3
Provision for unearned premiums(3)	11,844.0	18.2	—	(152.2)	11,710.0	10,564.8	16.5	—	(127.1)	10,454.2
Borrowings	733.4	—	1,996.9	5,894.6	8,624.9	790.7	—	1,616.2	5,346.1	7,753.0
Total liabilities	57,608.7	5,289.5	4,820.6	4,070.5	71,789.3	51,518.9	5,781.1	4,075.1	3,955.0	65,330.1

Equity
Shareholders’ equity attributable to shareholders of Fairfax	20,269.1	798.2	2,100.4	(6,491.5)	16,676.2	19,778.9	888.0	1,782.5	(6,064.3)	16,385.1
Non-controlling interests	1,969.2	—	1,690.4	—	3,659.6	2,587.1	—	1,998.8	344.3	4,930.2
Total equity	22,238.3	798.2	3,790.8	(6,491.5)	20,335.8	22,366.0	888.0	3,781.3	(5,720.0)	21,315.3
Total liabilities and total equity	79,847.0	6,087.7	8,611.4	(2,421.0)	92,125.1	73,884.9	6,669.1	7,856.4	(1,765.0)	86,645.4
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(3)	Included in insurance contract liabilities on the consolidated balance sheet.
(4)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to affiliated primary insurers.